Vanguard® S&P Small-Cap 600 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (2.1%)
*	Vonage Holdings Corp.	276,738	3,814
	Cogent Communications Holdings Inc.	31,526	2,383
*	TechTarget Inc.	27,928	1,964
	Shenandoah Telecommunications Co.	38,353	1,913
*	QuinStreet Inc.	57,933	1,049
*	Cincinnati Bell Inc.	60,189	927
			12,050
Consumer Discretionary (17.4%)
*	Crocs Inc.	77,334	7,829
*	GameStop Corp. Class A	30,397	6,748
*	Meritage Homes Corp.	44,327	4,773
*	LGI Homes Inc.	25,980	4,697
	LCI Industries	29,732	4,432
*	Stamps.com Inc.	21,710	4,075
*	Shake Shack Inc. Class A	42,885	4,030
	Rent-A-Center Inc.	57,867	3,577
*	Dorman Products Inc.	33,844	3,465
*	Sleep Number Corp.	29,985	3,343
*	iRobot Corp.	33,323	3,256
	Installed Building Products Inc.	26,602	3,155
*	Vista Outdoor Inc.	68,923	3,004
*	Century Communities Inc.	34,287	2,790
	Big Lots Inc.	39,907	2,432
*	Callaway Golf Co.	64,589	2,385
	Shutterstock Inc.	26,139	2,372
	Patrick Industries Inc.	26,153	2,241
	MDC Holdings Inc.	38,573	2,235
*	Dine Brands Global Inc.	19,666	1,867
*	Gentherm Inc.	25,691	1,863
*	Brinker International Inc.	29,007	1,782
*	Hibbett Sports Inc.	19,613	1,662
	Kontoor Brands Inc.	25,016	1,602
*	Boot Barn Holdings Inc.	20,561	1,571
	Winnebago Industries Inc.	20,343	1,505
*	Tupperware Brands Corp.	58,112	1,490
	Steven Madden Ltd.	35,646	1,476
	Wolverine World Wide Inc.	37,025	1,350
*	MarineMax Inc.	26,156	1,345
*	Cavco Industries Inc.	5,861	1,297
	La-Z-Boy Inc.	27,902	1,150
*	Cheesecake Factory Inc.	17,460	1,027

		Shares	Market Value ($000)
	Sturm Ruger & Co. Inc.	12,870	1,016
*	Lumber Liquidators Holdings Inc.	34,242	780
*	America's Car-Mart Inc.	4,648	764
	PetMed Express Inc.	23,884	690
*	Zumiez Inc.	13,841	607
	Buckle Inc.	13,907	586
*	Monarch Casino & Resort Inc.	7,744	553
*	Liquidity Services Inc.	20,972	501
*	Perdoceo Education Corp.	36,482	445
*	Fossil Group Inc.	30,076	425
	Haverty Furniture Cos. Inc.	8,909	409
*	American Public Education Inc.	12,201	342
*	Ruth's Hospitality Group Inc.	13,943	337
*	Universal Electronics Inc.	6,742	337
*	El Pollo Loco Holdings Inc.	11,757	198
*	Regis Corp.	9,890	90
			99,906
Consumer Staples (4.8%)
	Medifast Inc.	13,915	4,623
	WD-40 Co.	16,177	3,960
[1]	B&G Foods Inc.	76,425	2,339
*	Celsius Holdings Inc.	31,707	2,078
*	Simply Good Foods Co.	44,791	1,547
*	Central Garden & Pet Co. Class A	28,124	1,419
	National Beverage Corp.	27,563	1,376
	J & J Snack Foods Corp.	7,619	1,338
*	United Natural Foods Inc.	35,154	1,335
	PriceSmart Inc.	12,154	1,073
	Vector Group Ltd.	75,729	1,041
	Coca-Cola Consolidated Inc.	2,359	955
*	USANA Health Sciences Inc.	8,994	951
	Cal-Maine Foods Inc.	26,062	910
	Inter Parfums Inc.	9,208	704
*	elf Beauty Inc.	23,613	661
	Calavo Growers Inc.	8,059	574
	MGP Ingredients Inc.	8,239	574
*	Central Garden & Pet Co.	7,200	396
			27,854
Energy (2.2%)
*	Renewable Energy Group Inc.	52,391	3,200
*	Range Resources Corp.	174,161	2,362
*	Southwestern Energy Co.	436,106	2,255
	Matador Resources Co.	55,760	1,708
*	Bonanza Creek Energy Inc.	22,483	966
*	DMC Global Inc.	18,183	963
	Core Laboratories NV	21,058	880
*	Dorian LPG Ltd.	18,566	264
			12,598
Financials (10.0%)
	ServisFirst Bancshares Inc.	55,605	3,862
*	Trupanion Inc.	39,185	3,533
	Walker & Dunlop Inc.	34,660	3,519
*	Mr Cooper Group Inc.	83,520	2,889
*	Axos Financial Inc.	60,702	2,878
*	Green Dot Corp. Class A	63,852	2,592
*	NMI Holdings Inc. Class A	100,799	2,438
	Community Bank System Inc.	29,810	2,418

		Shares	Market Value ($000)
	Virtus Investment Partners Inc.	8,424	2,369
*	Triumph Bancorp Inc.	26,753	2,241
*	PRA Group Inc.	53,882	2,098
*	eHealth Inc.	30,647	2,000
*	Palomar Holdings Inc.	25,640	1,872
	Brightsphere Investment Group Inc.	70,362	1,567
	Flagstar Bancorp Inc.	33,616	1,540
	CVB Financial Corp.	61,867	1,372
*	StoneX Group Inc.	19,500	1,320
	Piper Sandler Cos.	10,093	1,286
	Park National Corp.	9,223	1,167
	Independent Bank Corp. (Massachusetts)	14,044	1,146
	Meta Financial Group Inc.	21,362	1,132
	B. Riley Financial Inc.	14,200	1,046
	Hilltop Holdings Inc.	26,850	998
	Westamerica Bancorp	14,595	916
	National Bank Holdings Corp. Class A	22,802	903
*	Bancorp Inc.	31,533	764
	BancFirst Corp.	10,835	747
	Great Western Bancorp Inc.	22,078	739
	City Holding Co.	8,548	686
	James River Group Holdings Ltd.	17,212	601
	HCI Group Inc.	7,375	594
	AMERISAFE Inc.	8,420	552
	Redwood Trust Inc.	48,895	544
	Berkshire Hills Bancorp Inc.	19,288	535
*	World Acceptance Corp.	3,176	510
*	Donnelley Financial Solutions Inc.	15,436	460
*	Blucora Inc.	25,209	437
	WisdomTree Investments Inc.	56,040	376
	Invesco Mortgage Capital Inc.	100,961	343
*	Ambac Financial Group Inc.	18,263	276
	Greenhill & Co. Inc.	10,512	183
			57,449
Health Care (17.0%)
*	Omnicell Inc.	50,866	7,070
*	NeoGenomics Inc.	138,197	5,670
	Ensign Group Inc.	60,762	5,055
*	Merit Medical Systems Inc.	57,916	3,495
*	Pacira BioSciences Inc.	51,838	3,145
*	AMN Healthcare Services Inc.	35,127	3,116
*	Vericel Corp.	54,306	3,068
*	Allscripts Healthcare Solutions Inc.	165,467	2,878
*	Corcept Therapeutics Inc.	124,783	2,695
	CONMED Corp.	19,153	2,637
*	Xencor Inc.	68,468	2,633
	Select Medical Holdings Corp.	65,013	2,605
*	Glaukos Corp.	34,627	2,548
*	Heska Corp.	11,694	2,317
*	Avanos Medical Inc.	56,677	2,273
*	ModivCare Inc.	14,589	2,148
*	Community Health Systems Inc.	143,981	2,055
	Owens & Minor Inc.	45,168	2,020
*	Covetrus Inc.	70,508	1,956
	Luminex Corp.	51,314	1,893
*	Supernus Pharmaceuticals Inc.	62,541	1,867
*	Cytokinetics Inc.	84,033	1,834
*	Addus HomeCare Corp.	17,765	1,708

		Shares	Market Value ($000)
*,1	Fulgent Genetics Inc.	20,814	1,542
*	REGENXBIO Inc.	41,173	1,452
	Mesa Laboratories Inc.	5,762	1,418
*	Integer Holdings Corp.	15,577	1,409
*	MEDNAX Inc.	39,464	1,262
*	Tactile Systems Technology Inc.	23,049	1,239
*	Tabula Rasa HealthCare Inc.	26,555	1,147
*	Joint Corp.	15,445	1,098
*	Meridian Bioscience Inc.	50,982	1,058
*	Pennant Group Inc.	30,108	1,032
	LeMaitre Vascular Inc.	19,949	1,022
*	Innoviva Inc.	74,351	1,000
*	Coherus Biosciences Inc.	75,770	997
*	Collegium Pharmaceutical Inc.	41,070	981
*	Endo International plc	166,148	975
	US Physical Therapy Inc.	8,351	972
*	Cardiovascular Systems Inc.	24,216	949
	Simulations Plus Inc.	17,969	948
*	CorVel Corp.	6,908	861
*	Tivity Health Inc.	29,516	773
*	Hanger Inc.	27,492	710
*	CryoLife Inc.	24,392	703
*	RadNet Inc.	24,704	654
*	Vanda Pharmaceuticals Inc.	32,920	582
*	Inogen Inc.	9,197	569
*	Surmodics Inc.	10,435	554
*	Amphastar Pharmaceuticals Inc.	28,025	530
*	OraSure Technologies Inc.	54,124	520
*	NextGen Healthcare Inc.	30,744	505
*	Cara Therapeutics Inc.	33,835	460
*	Enanta Pharmaceuticals Inc.	8,915	434
*	AngioDynamics Inc.	15,717	363
*	Cutera Inc.	9,248	355
*	Zynex Inc.	23,106	352
*	Orthofix Medical Inc.	8,356	340
*	Spectrum Pharmaceuticals Inc.	95,355	329
*	Anika Therapeutics Inc.	6,811	318
*	HealthStream Inc.	11,370	298
	Computer Programs & Systems Inc.	7,064	229
*	Eagle Pharmaceuticals Inc.	4,981	197
*	ANI Pharmaceuticals Inc.	4,014	138
*,2	Lantheus Holdings Inc. CVR	35,713	—
			97,961
Industrials (17.9%)
*	Saia Inc.	31,116	7,162
*	Chart Industries Inc.	42,010	6,131
	Exponent Inc.	61,225	5,586
	Franklin Electric Co. Inc.	45,349	3,804
	Comfort Systems USA Inc.	42,759	3,545
	Matson Inc.	51,329	3,318
	John Bean Technologies Corp.	22,873	3,294
	AAON Inc.	48,198	3,193
	Forward Air Corp.	32,531	3,152
*	Gibraltar Industries Inc.	38,489	3,058
	Federal Signal Corp.	71,540	3,039
	UFP Industries Inc.	36,888	2,933
*	Proto Labs Inc.	32,621	2,916
*	AeroVironment Inc.	26,538	2,909

		Shares	Market Value ($000)
	Watts Water Technologies Inc. Class A	21,105	2,868
	Applied Industrial Technologies Inc.	27,938	2,737
	Hillenbrand Inc.	58,539	2,669
*	Vicor Corp.	25,062	2,258
	UniFirst Corp.	9,351	2,073
	Arcosa Inc.	30,735	1,952
*	SPX Corp.	30,891	1,935
	ManTech International Corp. Class A	21,963	1,911
	Aerojet Rocketdyne Holdings Inc.	38,355	1,858
	Alamo Group Inc.	11,668	1,799
	ESCO Technologies Inc.	18,153	1,718
*	PGT Innovations Inc.	70,195	1,696
*	Allegiant Travel Co.	7,574	1,677
	Korn Ferry	25,527	1,670
	Albany International Corp. Class A	18,136	1,620
	SPX FLOW Inc.	18,923	1,299
	Brady Corp. Class A	22,343	1,279
	Lindsay Corp.	7,703	1,268
	Mueller Industries Inc.	26,990	1,253
	Moog Inc. Class A	13,188	1,190
	Marten Transport Ltd.	69,372	1,183
	Astec Industries Inc.	16,298	1,117
*	MYR Group Inc.	11,115	967
*	American Woodmark Corp.	10,660	927
	AZZ Inc.	16,791	898
	Tennant Co.	10,072	833
	Enerpac Tool Group Corp. Class A	29,074	797
	Raven Industries Inc.	17,785	785
*	US Ecology Inc.	14,528	576
*	Forrester Research Inc.	12,941	555
*	Echo Global Logistics Inc.	15,977	546
	Heartland Express Inc.	28,361	515
*	Viad Corp.	9,945	439
*	Triumph Group Inc.	21,644	416
*	Lydall Inc.	9,243	336
	Insteel Industries Inc.	9,402	329
*	CIRCOR International Inc.	8,462	318
*	Titan International Inc.	26,789	249
	Park Aerospace Corp.	8,493	131
			102,687
Information Technology (18.3%)
	Power Integrations Inc.	70,971	5,833
*	Viavi Solutions Inc.	270,254	4,738
	Advanced Energy Industries Inc.	45,260	4,617
*	Alarm.com Holdings Inc.	53,323	4,366
*	MicroStrategy Inc. Class A	9,008	4,234
*	Onto Innovation Inc.	57,704	4,141
*	LivePerson Inc.	74,495	4,094
*	ExlService Holdings Inc.	39,561	4,034
*	SPS Commerce Inc.	42,048	3,947
*	Diodes Inc.	49,713	3,762
	Badger Meter Inc.	34,439	3,291
*	FormFactor Inc.	91,871	3,238
	EVERTEC Inc.	70,757	3,080
*	MaxLinear Inc. Class A	80,159	3,048
*	8x8 Inc.	127,020	2,991
*	Ultra Clean Holdings Inc.	51,749	2,915
*	Perficient Inc.	39,030	2,794

		Shares	Market Value ($000)
*	Itron Inc.	27,249	2,598
*	Fabrinet	27,009	2,422
	TTEC Holdings Inc.	21,538	2,335
*	Rogers Corp.	11,711	2,194
*	Cohu Inc.	55,703	2,073
*	3D Systems Corp.	68,942	2,028
*	Plexus Corp.	19,410	1,918
	Kulicke & Soffa Industries Inc.	35,944	1,866
	Xperi Holding Corp.	78,012	1,671
	Progress Software Corp.	33,957	1,513
*	Agilysys Inc.	24,039	1,221
*	CEVA Inc.	26,946	1,209
*	Rambus Inc.	55,451	1,085
*	Axcelis Technologies Inc.	25,902	1,073
*	OneSpan Inc.	40,084	1,048
*	Bottomline Technologies DE Inc.	27,609	1,032
*	OSI Systems Inc.	10,489	1,011
*	Plantronics Inc.	28,849	946
*	FARO Technologies Inc.	12,344	934
*	Ichor Holdings Ltd.	16,596	934
	Methode Electronics Inc.	18,654	902
	CSG Systems International Inc.	19,284	849
*	Unisys Corp.	32,834	844
	CTS Corp.	20,247	774
*	Veeco Instruments Inc.	32,308	770
	Ebix Inc.	27,871	764
*	Extreme Networks Inc.	64,241	735
*	Arlo Technologies Inc.	95,305	640
*	Diebold Nixdorf Inc.	43,483	589
*	Photronics Inc.	36,700	497
*	Digi International Inc.	22,833	433
*	Harmonic Inc.	57,311	399
*	PDF Solutions Inc.	21,111	368
*	CalAmp Corp.	16,708	232
*	DSP Group Inc.	13,608	214
			105,244
Materials (4.1%)
	Balchem Corp.	38,284	5,015
	Quaker Chemical Corp.	15,613	3,787
*	Livent Corp.	173,242	3,380
*	Arconic Corp.	64,782	2,343
	HB Fuller Co.	31,395	2,170
	Stepan Co.	13,628	1,835
	Innospec Inc.	11,047	1,117
*	Ferro Corp.	34,067	736
*	GCP Applied Technologies Inc.	29,559	721
	Materion Corp.	9,128	720
*	Century Aluminum Co.	35,806	487
	Hawkins Inc.	12,313	419
	Myers Industries Inc.	16,592	365
	American Vanguard Corp.	14,058	259
	FutureFuel Corp.	12,953	133
			23,487
Real Estate (5.1%)
	Innovative Industrial Properties Inc.	28,275	5,096
	Essential Properties Realty Trust Inc.	134,816	3,451
	Agree Realty Corp.	37,511	2,636

			Shares	Market Value ($000)
		Uniti Group Inc.	176,130	1,913
		St. Joe Co.	36,876	1,725
		Lexington Realty Trust	118,088	1,462
		Four Corners Property Trust Inc.	50,365	1,398
		CareTrust REIT Inc.	57,789	1,345
		Community Healthcare Trust Inc.	26,670	1,261
		Safehold Inc.	16,992	1,191
		Independence Realty Trust Inc.	58,981	1,007
		Industrial Logistics Properties Trust	34,716	870
		Easterly Government Properties Inc.	41,776	866
		NexPoint Residential Trust Inc.	15,195	788
		LTC Properties Inc.	18,030	706
		Tanger Factory Outlet Centers Inc.	38,692	678
		Getty Realty Corp.	20,431	636
		Centerspace	8,773	625
*		Marcus & Millichap Inc.	13,041	513
		Universal Health Realty Income Trust	6,962	482
		RE/MAX Holdings Inc. Class A	9,294	325
		Saul Centers Inc.	6,272	279
				29,253
Utilities (0.9%)
		California Water Service Group	35,114	1,996
		American States Water Co.	23,557	1,870
		Chesapeake Utilities Corp.	10,531	1,206
				5,072
Total Common Stocks (Cost $472,320)				573,561
		Coupon
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund (Cost $2,920)	0.055%	29,206	2,920
Total Investments (100.3%) (Cost $475,240)				576,481
Other Assets and Liabilities—Net (-0.3%)				(1,866)
Net Assets (100%)				574,615
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,017,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,047,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	9	1,021	9

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	573,561	—	—	573,561
Temporary Cash Investments	2,920	—	—	2,920
Total	576,481	—	—	576,481

Derivative Financial Instruments
Assets
Futures Contracts[1]	9	—	—	9
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.